Long-term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Unsecured Debt | Consolidated Subsidiaries
Debt Instrument [Line Items]
Debt maturity, start	2011	2010
Debt maturity, end	2031	2031
Unsecured Debt | Consolidated Subsidiaries | Lower Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	0.27%	0.25%
Unsecured Debt | Consolidated Subsidiaries | Upper Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	15.48%	17.03%
Medium-term Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Debt maturity, start	2011	2010
Debt maturity, end	2047	2047
Medium-term Notes | Consolidated Subsidiaries | Lower Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	0.01%	0.04%
Medium-term Notes | Consolidated Subsidiaries | Upper Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	15.25%	15.25%
Unsecured Debt | Parent Company
Debt Instrument [Line Items]
Debt maturity, start	2012	2010
Debt maturity, end	2019	2019
Unsecured Debt | Parent Company | Lower Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	1.07%	1.07%
Unsecured Debt | Parent Company | Upper Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	3.00%	3.00%
Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Debt maturity, start	2011	2010
Debt maturity, end	2029	2029
Unsecured Debt | Bank Loan Obligations | Lower Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	0.00%	0.00%
Unsecured Debt | Bank Loan Obligations | Upper Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	29.00%	29.25%
Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Debt maturity, start	2011	2010
Debt maturity, end	2050	2019
Secured Debt | Finance Receivables Securitization | Lower Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	0.37%	0.49%
Secured Debt | Finance Receivables Securitization | Upper Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	5.35%	6.65%
Capital lease Obligations
Debt Instrument [Line Items]
Debt maturity, start	2011	2010
Debt maturity, end	2028	2028
Capital lease Obligations | Lower Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	0.38%	0.43%
Capital lease Obligations | Upper Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	14.40%	14.40%